Location in Consolidated Statements of Comprehensive Income and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Not designated as hedging instrument Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Changes in fair value of derivative contracts CNY	Dec. 31, 2010 Not designated as hedging instrument Changes in fair value of derivative contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2010 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2010 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Interest Rate Swap Changes in fair value of derivative contracts CNY
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income									$ 6,233	38,835	(50,593)	78,966	$ (2,854)	(17,777)	(19,164)	5,335
Amount of unrealized gains/(losses) recognized in income	(2,524)	(15,732)	(1,021)	(6,770)					(5,910)	(36,824)	32,316	(9,437)	3,864	24,074	(28,550)	2,667	(478)	(2,982)	(4,787)
Amount of realized and unrealized gains/(losses) recognized in income					$ 855	5,326	(70,778)	77,531